Loans, financing and debentures - Significant transactions settled during the period (Details)	Jun. 09, 2025 USD ($)	Jun. 09, 2025 BRL (R$)	May 21, 2025 USD ($)	May 21, 2025 BRL (R$)	May 17, 2025 USD ($)	May 17, 2025 BRL (R$)	Apr. 24, 2025 USD ($)	Apr. 24, 2025 BRL (R$)	Mar. 24, 2025 BRL (R$)	Mar. 10, 2025 USD ($)	Mar. 10, 2025 BRL (R$)	Jan. 14, 2025 USD ($)	Jan. 14, 2025 BRL (R$)
Several banks (a syndicated operation) [Member] | March 2027
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 1,486,064	R$ 8,608,769
Several banks (a syndicated operation) [Member] | SOFR | March 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis										1.40%	1.40%
Bonds | Bond Maturity Date
Disclosure of detailed information about borrowings [line items]
Notional amount												$ 346,445	R$ 2,101,917
Bonds | Interest rate | Bond Maturity Date
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis												4.00%	4.00%
Rural Producer Note (CPR) | March 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount									R$ 221,942
Rural Producer Note (CPR) | CDI | March 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									100.00%
Export Prepayment Agreements ("EPP") - JP Morgan | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							1.93%	1.93%
Export Prepayment Agreements ("EPP") - JP Morgan | Term, 3-month
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 153,869	R$ 873,023
Advance of exchange contract (ACC) - BNP Paribas
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 15,988	R$ 89,170,000	$ 37,123	R$ 210,942	$ 106,585	R$ 605,819